Document and entity information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Creation Date	Apr. 27, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	eFuture Information Technology Inc.
Entity Central Index Key	0001329365
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Common Stock Shares Outstanding	3,977,221